MINERAL PROPERTIES (Details Textual) (USD $)			1 Months Ended	12 Months Ended	36 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007 Idaho Option Agreement [Member]	Dec. 31, 2012 Idaho Option Agreement [Member]	Dec. 31, 2010 Idaho Option Agreement [Member]	Mar. 08, 2011 Idaho Option Agreement [Member]	Mar. 01, 2011 Idaho Option Agreement [Member]	Jul. 31, 2007 Idaho Project [Member]	Apr. 30, 2012 Turkey Project [Member]	Mar. 08, 2010 Al Fairuz Mining [Member]	Mar. 08, 2010 Al Zuhra Mining [Member]	Mar. 31, 2007 Real Property [Member] Idaho Option Agreement [Member] acre	Mar. 31, 2007 Other Parcels [Member] Idaho Option Agreement [Member] acre
Business Acquisition, Percentage of Voting Interests Acquired										65.00%	70.00%
Mineral Properties, Net	$ 18,248,198	$ 18,248,198
Area Covered Under Mineral Properties Agreement												376	216
Business Acquisition, Cost of Acquired Entity, Cash Paid								40,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								500,000
Business Acquisition Cost Of Acquired Entity Initial Amount Paid			40,000
Business Acquisition Cost Of Acquired Entity Additional Amount Paid			60,000
Business Acquisition Cost Of Acquired Entity Amount Paid					300,000
Option Agreement Claim Agreed Amount						100,000
Option Agreement Claim Original Amount							200,000
Land Purchase Options, Description				The Idaho Option Agreement also grants the Company an option to purchase the Idaho claim owner's rights to the Optioned Properties, including but not limited to the IMA Mine, for a total purchase price of $5,000,000, excluding there from the right of the Idaho claim owner to receive a three percent (3%) royalty on net revenue generated from the sale of any molybdenum, copper, lead and zinc recovered from the IMA Mine and five percent (5%) royalty on the net revenue generated from the sale of all other ores, minerals, or other products recovered from the Optioned Properties.
Option Fee									200,000
Option Agreement Acquision Percentage									70.00%
Additional Option Fee									400,000
Annual Option Fee									$ 300,000